Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., BMO Capital Markets Corp., Bank of Montreal, RBC Dominion Securities Inc., RBC Capital Markets, LLC, Royal Bank of Canada, and Desjardins Securities Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Pure Industrial Issuer Trust Canada, Commercial Mortgage Pass-Through Certificates, Series 2025-PURE3 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 37 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of October 30, 2025.

●	The phrase "Cut-off Date” refers to the date of October 4, 2025.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 7, 2025 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2025-PURE3 Accounting Tape Final.xlsx (provided on October 7, 2025).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Reserve Guaranty” refers to a draft reserve guaranty agreement and any exhibits or schedules thereof.
●	The phrase “Seismic Report” refers to a draft or signed seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 14, 2025 through October 7, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

October 7, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Underwriting File	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	Province	Appraisal Report	None
9	Postal Code	Appraisal Report; Engineering Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report; Engineering Report	None
12	Year Renovated	Engineering Report	None
13	Wtd. Avg. Clear Height	Underwriting File	None
14	Total NRA	Underwriting File	None
15	Unit of Measure	Underwriting File	None
16	Occupancy (%)	Underwriting File	None
17	Occupancy Date	Underwriting File	None
18	Flex SF	Underwriting File	None
19	Flex % of NRA	Underwriting File	None
20	% of NRA Leased to Investment Grade Tenants	Recalculation	None
21	% of UW Base Rent from Investment Grade Tenants	Recalculation	None
22	# of tenants	Underwriting File	None
23	WA Lease Expiration Date	Recalculation	None
24	WA Lease Term Remaining	Recalculation	None
25	Ownership Interest	Title Policy	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
26	Mortgage Loan Closing Date Balance	Loan Agreement	None
27	Mortgage Loan Closing Date Balance per SF	Recalculation	None
28	% of Mortgage Loan Closing Date Balance	Recalculation	None
29	Mortgage Loan Maturity Date Balance	Recalculation	None
30	Individual As-Is Appraised Value Date	Appraisal Report	None
31	Individual As-Is Appraised Value	Appraisal Report	None
32	Individual As-Is Appraised Value per SF	Recalculation	None
33	Engineering Report Provider	Engineering Report	None
34	Engineering Report Date	Engineering Report	None
35	Environmental Report Provider	Environmental Report	None
36	Environmental Report Date	Environmental Report	None
37	Phase II Required?	Environmental Report	None
38	Seismic Zone	Seismic Report	None
39	PML %	Engineering Report	None
40	Origination Date	None - Company Provided	None
41	Assumed Daily Compounded CORRA	None - Company Provided	None
42	Assumed Mortgage Loan Spread	None - Company Provided	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
43	Daily Compounded CORRA Cap	None - Company Provided	None
44	Mortgage Loan Interest Rate at CORRA Cap	Recalculation	None
45	Daily Compounded CORRA Methodology	None - Company Provided	None
46	CORRA Cap Expiration Date	None - Company Provided	None
47	Interest Calculation	Loan Agreement	None
48	Amort Type	Loan Agreement	None
49	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
50	Annual Mortgage Loan Debt Service Payment	Recalculation	None
51	Monthly Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Recalculation	None
52	Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Recalculation	None
53	Grace Period	Loan Agreement	None
54	First Loan Payment Date	Loan Agreement	None
55	Seasoning	Recalculation	None
56	Original Term to Maturity (Months)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
57	Remaining Term to Maturity (Months)	Recalculation	None
58	Original Amortization Term (Months)	Not Applicable*	None
59	Remaining Amortization Term (Months)	Not Applicable*	None
60	Original IO Term (Months)	Recalculation	None
61	Remaining IO Term (Months)	Recalculation	None
62	Initial Maturity Date	Loan Agreement	None
63	Floating Rate Component Extensions	Loan Agreement	None
64	Fully Extended Maturity Date	Loan Agreement	None
65	Lockbox	Loan Agreement	None
66	Cash Management Type	Loan Agreement	None
67	Cash Management Trigger	Loan Agreement	None
68	Administrative Fee Rate (%)	Fee Schedule	None
69	Floating Rate Component Prepayment Provision	Loan Agreement	None
70	Partial Release Allowed?	Loan Agreement	None
71	Property Release Description	Loan Agreement	None
72	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
73	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
74	Mortgage Loan UW NOI Debt Yield	Recalculation	None
75	Mortgage Loan UW NCF Debt Yield	Recalculation	None
76	Mortgage Loan UW NOI DSCR	Recalculation	None
77	Mortgage Loan UW NCF DSCR	Recalculation	None
78	Mortgage Loan UW NOI DSCR at Daily Compounded CORRA Cap	Recalculation	None
79	Mortgage Loan UW NCF DSCR at Daily Compounded CORRA Cap	Recalculation	None
80	Initial Tax Escrow	Loan Agreement	None
81	Ongoing Tax Escrow Monthly	Loan Agreement	None
82	Tax Escrow Springing Conditions	Loan Agreement	None
83	Initial Insurance Escrow	Loan Agreement	None
84	Ongoing Insurance Escrow Monthly	Loan Agreement	None
85	Insurance Escrow Springing Conditions	Loan Agreement	None
86	Initial Immediate Repairs Escrow	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
87	Initial CapEx Escrow	Loan Agreement	None
88	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
89	Cap Ex Escrow Springing Conditions	Loan Agreement	None
90	Initial TI/LC Escrow	Loan Agreement	None
91	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
92	TI/LC Escrow Springing Conditions	Loan Agreement	None
93	Initial Other Escrow	Loan Agreement	None
94	Ongoing Other Escrow Monthly	Loan Agreement	None
95	Ongoing Other Escrow Springing Condition	Loan Agreement	None
96	Other Escrow Description	Reserve Guaranty	None
97	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
98	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
99	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
100	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
101	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
102	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
103	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
104	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
105	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
106	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
107	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
108	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
109	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
110	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
111	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
112	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
113	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
114	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
115	Base Rent 2022	Underwriting File	$1.00
116	Base Rent 2023	Underwriting File	$1.00
117	Base Rent 2024	Underwriting File	$1.00
118	Base Rent June 2025 TTM	Underwriting File	$1.00
119	Base Rent Sponsor Year 1 Budget	Underwriting File	$1.00
120	Base Rent Sponsor Year 2 Budget	Underwriting File	$1.00
121	Base Rent UW	Underwriting File	$1.00
122	Potential Income from Vacant Space 2022	Underwriting File	$1.00
123	Potential Income from Vacant Space 2023	Underwriting File	$1.00
124	Potential Income from Vacant Space 2024	Underwriting File	$1.00
125	Potential Income from Vacant Space June 2025 TTM	Underwriting File	$1.00
126	Potential Income from Vacant Space Sponsor Year 1 Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
127	Potential Income from Vacant Space Sponsor Year 2 Budget	Underwriting File	$1.00
128	Potential Income from Vacant Space UW	Underwriting File	$1.00
129	Credit Rent Steps 2022	Underwriting File	$1.00
130	Credit Rent Steps 2023	Underwriting File	$1.00
131	Credit Rent Steps 2024	Underwriting File	$1.00
132	Credit Rent Steps June 2025 TTM	Underwriting File	$1.00
133	Credit Rent Steps Sponsor Year 1 Budget	Underwriting File	$1.00
134	Credit Rent Steps Sponsor Year 2 Budget	Underwriting File	$1.00
135	Credit Rent Steps UW	Underwriting File	$1.00
136	Rent Steps 2022	Underwriting File	$1.00
137	Rent Steps 2023	Underwriting File	$1.00
138	Rent Steps 2024	Underwriting File	$1.00
139	Rent Steps June 2025 TTM	Underwriting File	$1.00
140	Rent Steps Sponsor Year 1 Budget	Underwriting File	$1.00
141	Rent Steps Sponsor Year 2 Budget	Underwriting File	$1.00
142	Rent Steps UW	Underwriting File	$1.00
143	Recoveries 2022	Underwriting File	$1.00
144	Recoveries 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
145	Recoveries 2024	Underwriting File	$1.00
146	Recoveries June 2025 TTM	Underwriting File	$1.00
147	Recoveries Sponsor Year 1 Budget	Underwriting File	$1.00
148	Recoveries Sponsor Year 2 Budget	Underwriting File	$1.00
149	Recoveries UW	Underwriting File	$1.00
150	Gross Potential Rent 2022	Underwriting File	$1.00
151	Gross Potential Rent 2023	Underwriting File	$1.00
152	Gross Potential Rent 2024	Underwriting File	$1.00
153	Gross Potential Rent June 2025 TTM	Underwriting File	$1.00
154	Gross Potential Rent Sponsor Year 1 Budget	Underwriting File	$1.00
155	Gross Potential Rent Sponsor Year 2 Budget	Underwriting File	$1.00
156	Gross Potential Rent UW	Underwriting File	$1.00
157	Other Income 2022	Underwriting File	$1.00
158	Other Income 2023	Underwriting File	$1.00
159	Other Income 2024	Underwriting File	$1.00
160	Other Income June 2025 TTM	Underwriting File	$1.00
161	Other Income Sponsor Year 1 Budget	Underwriting File	$1.00
162	Other Income Sponsor Year 2 Budget	Underwriting File	$1.00
163	Other Income UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
164	Econ. Vacancy & Credit Loss 2022	Underwriting File	$1.00
165	Econ. Vacancy & Credit Loss 2023	Underwriting File	$1.00
166	Econ. Vacancy & Credit Loss 2024	Underwriting File	$1.00
167	Econ. Vacancy & Credit Loss June 2025 TTM	Underwriting File	$1.00
168	Econ. Vacancy & Credit Loss Sponsor Year 1 Budget	Underwriting File	$1.00
169	Econ. Vacancy & Credit Loss Sponsor Year 2 Budget	Underwriting File	$1.00
170	Econ. Vacancy & Credit Loss UW	Underwriting File	$1.00
171	Effective Gross Income 2022	Underwriting File	$1.00
172	Effective Gross Income 2023	Underwriting File	$1.00
173	Effective Gross Income 2024	Underwriting File	$1.00
174	Effective Gross Income June 2025 TTM	Underwriting File	$1.00
175	Effective Gross Income Sponsor Year 1 Budget	Underwriting File	$1.00
176	Effective Gross Income Sponsor Year 2 Budget	Underwriting File	$1.00
177	Effective Gross Income UW	Underwriting File	$1.00
178	Management Fee 2022	Underwriting File	$1.00
179	Management Fee 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
180	Management Fee 2024	Underwriting File	$1.00
181	Management Fee June 2025 TTM	Underwriting File	$1.00
182	Management Fee Sponsor Year 1 Budget	Underwriting File	$1.00
183	Management Fee Sponsor Year 2 Budget	Underwriting File	$1.00
184	Management Fee UW	Underwriting File	$1.00
185	Repairs & Maintenance 2022	Underwriting File	$1.00
186	Repairs & Maintenance 2023	Underwriting File	$1.00
187	Repairs & Maintenance 2024	Underwriting File	$1.00
188	Repairs & Maintenance June 2025 TTM	Underwriting File	$1.00
189	Repairs & Maintenance Sponsor Year 1 Budget	Underwriting File	$1.00
190	Repairs & Maintenance Sponsor Year 2 Budget	Underwriting File	$1.00
191	Repairs & Maintenance UW	Underwriting File	$1.00
192	Real Estate Taxes 2022	Underwriting File	$1.00
193	Real Estate Taxes 2023	Underwriting File	$1.00
194	Real Estate Taxes 2024	Underwriting File	$1.00
195	Real Estate Taxes June 2025 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
196	Real Estate Taxes Sponsor Year 1 Budget	Underwriting File	$1.00
197	Real Estate Taxes Sponsor Year 2 Budget	Underwriting File	$1.00
198	Real Estate Taxes UW	Underwriting File	$1.00
199	Insurance 2022	Underwriting File	$1.00
200	Insurance 2023	Underwriting File	$1.00
201	Insurance 2024	Underwriting File	$1.00
202	Insurance June 2025 TTM	Underwriting File	$1.00
203	Insurance Sponsor Year 1 Budget	Underwriting File	$1.00
204	Insurance Sponsor Year 2 Budget	Underwriting File	$1.00
205	Insurance UW	Underwriting File	$1.00
206	Non-Recoverable 2022	Underwriting File	$1.00
207	Non-Recoverable 2023	Underwriting File	$1.00
208	Non-Recoverable 2024	Underwriting File	$1.00
209	Non-Recoverable June 2025 TTM	Underwriting File	$1.00
210	Non-Recoverable Sponsor Year 1 Budget	Underwriting File	$1.00
211	Non-Recoverable Sponsor Year 2 Budget	Underwriting File	$1.00
212	Non-Recoverable UW	Underwriting File	$1.00
213	Total Operating Expenses 2022	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
214	Total Operating Expenses 2023	Underwriting File	$1.00
215	Total Operating Expenses 2024	Underwriting File	$1.00
216	Total Operating Expenses June 2025 TTM	Underwriting File	$1.00
217	Total Operating Expenses Sponsor Year 1 Budget	Underwriting File	$1.00
218	Total Operating Expenses Sponsor Year 2 Budget	Underwriting File	$1.00
219	Total Operating Expenses UW	Underwriting File	$1.00
220	Net Operating Income 2022	Underwriting File	$1.00
221	Net Operating Income 2023	Underwriting File	$1.00
222	Net Operating Income 2024	Underwriting File	$1.00
223	Net Operating Income June 2025 TTM	Underwriting File	$1.00
224	Net Operating Income Sponsor Year 1 Budget	Underwriting File	$1.00
225	Net Operating Income Sponsor Year 2 Budget	Underwriting File	$1.00
226	Net Operating Income UW	Underwriting File	$1.00
227	TI/LC's 2022	Underwriting File	$1.00
228	TI/LC's 2023	Underwriting File	$1.00
229	TI/LC's 2024	Underwriting File	$1.00
230	TI/LC's June 2025 TTM	Underwriting File	$1.00
231	TI/LC's Sponsor Year 1 Budget	Underwriting File	$1.00
232	TI/LC's Sponsor Year 2 Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

BX 2025-PURE3	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
233	TI/LC's UW	Underwriting File	$1.00
234	Replacement Reserves 2022	Underwriting File	$1.00
235	Replacement Reserves 2023	Underwriting File	$1.00
236	Replacement Reserves 2024	Underwriting File	$1.00
237	Replacement Reserves June 2025 TTM	Underwriting File	$1.00
238	Replacement Reserves Sponsor Year 1 Budget	Underwriting File	$1.00
239	Replacement Reserves Sponsor Year 2 Budget	Underwriting File	$1.00
240	Replacement Reserves UW	Underwriting File	$1.00
241	Net Cash Flow 2022	Underwriting File	$1.00
242	Net Cash Flow 2023	Underwriting File	$1.00
243	Net Cash Flow 2024	Underwriting File	$1.00
244	Net Cash Flow June 2025 TTM	Underwriting File	$1.00
245	Net Cash Flow Sponsor Year 1 Budget	Underwriting File	$1.00
246	Net Cash Flow Sponsor Year 2 Budget	Underwriting File	$1.00
247	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

BX 2025-PURE3	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
21	% of UW Base Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten base rent from the Underwriting File and (ii) sum of the total underwritten base rent from the Underwriting File.
23	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
24	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Closing Date and respective WA Lease Expiration Date and (ii) 365.
27	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
28	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
29	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
32	Individual As-Is Appraised Value per SF	Quotient of (i) aggregate Individual As-Is Appraised Value and (ii) Total NRA.
44	Mortgage Loan Interest Rate at CORRA Cap	Sum of (i) the Daily Compounded CORRA Cap and (ii) the Assumed Mortgage Loan Spread.
49	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
50	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed Daily Compounded CORRA and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation (30/360 / Actual/360).
51	Monthly Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap and (ii) 12.
52	Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at CORRA Cap, and (iii) Interest Calculation.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

BX 2025-PURE3	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
55	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
56	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
57	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
60	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
61	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
72	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
73	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
74	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
75	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Closing Date Balance.
76	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
77	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment.
78	Mortgage Loan UW NOI DSCR at Daily Compounded CORRA Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap.
79	Mortgage Loan UW NCF DSCR at Daily Compounded CORRA Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22